Risks Arising from Financial Instruments - Summary for Each Type of Derivative Fair Value Recognized as Assets and Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Assets	$ 842	$ 362
Liabilities	(6,864)	(4,151)
Net	(6,022)	(3,789)
Non-current, Assets	297	132
Non-current, Liabilities	(2,460)	(352)
Non-current, Net	(2,163)	(220)
Derivatives	545	230
Derivatives	(4,403)	(3,799)
Current derivative financial assets liabilities, net, Total	(3,859)	(3,569)
Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	437	112
Liabilities	(93)	(590)
Net	344	(478)
Foreign currency futures [member]
Disclosure of detailed information about financial instruments [line items]
Assets	1	7
Liabilities	(2)	(9)
Net	(1)	(2)
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	101	18
Liabilities		(6)
Net	101	12
Cross currency interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets	275	157
Liabilities	(115)	(175)
Net	160	(18)
Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities		(97)
Net		(97)
Aluminum swaps [member]
Disclosure of detailed information about financial instruments [line items]
Assets	7	15
Liabilities	(169)	(61)
Net	(162)	(46)
Sugar futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	1	2
Liabilities	(3)	(2)
Net	(2)
Wheat futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	1	14
Liabilities	(1)	(9)
Net		5
Other commodity contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets	10	13
Liabilities	(37)	(14)
Net	(27)	(1)
Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Assets	5	17
Liabilities	(6,404)	(3,177)
Net	(6,399)	(3,160)
Energy futures commodity contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets	5	8
Liabilities	(40)	(11)
Net	$ (35)	$ (3)